UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             OKUMUS Capital, L.L.C.
Address:          850 Third Avenue, 10th Floor
                  New York, NY 10022
13F File Number:  028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    November 14, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   25
Form 13F Information Table Value Total:   $401,007,733

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Market Neutral Advisors, LLC

                              TITLE                             SHRS/    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS    CUSIP     VALUE      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE      SHARED    NONE
--------------               --------    -----     -----      -------    ---  ----  ----------  --------   ----      ------    ----

ADAPTEC Inc                    COM     00651F108  18,470,403  4,188,300  SH           SOLE                 4,188,300
ADC Telecommunications Inc     COM     000886101  17,251,777 15,001,545  SH           SOLE                15,001,545
Applied Micro Circuits Corp.   COM     03822W109  17,590,719  6,150,601  SH           SOLE                 6,150,601
Bristol Meyers Squibb Co       COM     110122108     856,800     36,000  SH           SOLE                    36,000
Citrix Systems Inc.            COM     177376100  37,037,268  6,142,167  SH           SOLE                 6,142,167
Compuware Corp.                COM     205638109  62,796,701 20,589,082  SH           SOLE                20,589,082
Comverse Technology Inc        COM     205862402     554,307     79,300  SH           SOLE                    79,300
Lattice Semiconductor Corp     COM     518415104  18,938,034  3,044,700  SH           SOLE                 3,044,700
I2 Technologies Inc            COM     465754109      55,900    107,500  SH           SOLE                   107,500
Iona Technologies PLC        SPR ADR   46206P109   1,411,579    677,255  SH           SOLE                   677,255
JDA Software Group Inc         COM     46612K108   1,750,296    250,400  SH           SOLE                   250,400
LSI Logic Corp                 COM     502161102  17,360,900  2,734,000  SH           SOLE                 2,734,000
Manugistics Group Inc          COM     565011103   4,682,406  1,678,280  SH           SOLE                 1,678,280
Net Perceptions Inc.           COM     64107U101     706,860    785,400  SH           SOLE                   785,400
Openwave Sys Inc               COM     683718100     526,690    849,500  SH           SOLE                   849,500
Parametric Technology Corp     COM     699173100   2,722,860  1,512,701  SH           SOLE                 1,512,701
RSA Security Inc.              COM     749719100   8,426,543  2,507,900  SH           SOLE                 2,507,900
Rational Software Corp       COM NEW   75409P202   4,249,152    983,600  SH           SOLE                   983,600
Remec Inc.                     COM     759543101     169,841     49,807  SH           SOLE                    49,807
Retek Inc                      COM     76128Q109   6,070,320  1,686,200  SH           SOLE                 1,686,200
Schering Plough Corp           COM     806605101  13,348,452    626,100  SH           SOLE                   626,100
Siebel Systems Inc             COM     826170102  91,058,725 15,649,300  SH           SOLE                15,649,300
SmartForce Pub Ltd Co        SPR ADR   83170A206   4,967,985  1,505,450  SH           SOLE                 1,505,450
Stilwell Financial Inc         COM     860831106   6,356,062    526,600  SH           SOLE                   526,600
Sun Microsystems Inc           COM     866810104  82,117,556 31,706,400  SH           SOLE                31,706,400
                                       TOTAL     401,007,733